RELATED PARTIES	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
RELATED PARTIES

18.          RELATED PARTIES

Transactions with key management

Key management includes the Company’s directors (executive and non-executive) and executive officers including its Executive Chairman (“Exec Chair”), its President and Chief Executive Officer, its Executive Vice President and Chief Financial Officer, its Vice President and Chief Exploration Officer and its Executive Vice President, Corporate Affairs and Sustainability.

Directors and key management compensation:

	For the year ended
	December 31,	December 31,
	2017	2016
Salaries and benefits	$9,228	$5,203
Share-based compensation	5,099	4,630

	$14,257	$9,833

Effective January 1, 2017, under the terms of the Exec Chair’s employment agreement, the Exec Chair is entitled to a retirement allowance which is due and payable in full in the event the Exec Chair terminates his employment with the Company. As a result, the entire retirement allowance was expensed in the amount of $4,469 (C$6,000) and recorded as a current liability.